FAIR VALUE (Details 1) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 10,523,000	$ 9,282,000	$ 3,080,000
Purchase			5,000,000
Changes in fair value	0	1,265,852	1,202,000
Foreign exchange difference	(364,486)	(24,852)
Balance at the end of the period	$ 10,158,514	$ 10,523,000	$ 9,282,000